Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended																			12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC	Dec. 31, 2011 VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC Chase NMTC Verso Investment Fund, LLC	Mar. 31, 2014 Verso Paper Finance Holdings LLC	Dec. 31, 2013 Verso Paper Finance Holdings LLC	Dec. 31, 2012 Verso Paper Finance Holdings LLC	Dec. 31, 2010 Verso Paper Finance Holdings LLC	Mar. 31, 2014 Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	May 04, 2012 Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 11.38% Senior Subordinated Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 11.38% Senior Subordinated Notes VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 Asset Based Loan Facility Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Asset Based Loan Facility Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	May 04, 2012 Asset Based Loan Facility Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 Asset Based Loan Facility Letter of Credit VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Asset Based Loan Facility Letter of Credit VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 Cash Flow Facility Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Cash Flow Facility Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	May 04, 2012 Cash Flow Facility Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 Cash Flow Facility Letter of Credit VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Cash Flow Facility Letter of Credit VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Second Priority Senior Secured Floating Rate Notes VERSO PAPER HOLDINGS LLC	May 31, 2012 Exchange Offer Two 11.38% Senior Subordinated Notes VERSO PAPER HOLDINGS LLC	May 31, 2012 May2012NoteExchangesCombined [Member] VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 Revolving Credit Facilities	Dec. 31, 2013 Revolving Credit Facilities	Mar. 31, 2014 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC		Jan. 31, 2013 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC	Mar. 21, 2012 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 11.75% Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 11.75% Secured Notes VERSO PAPER HOLDINGS LLC	May 31, 2012 11.75% Secured Notes VERSO PAPER HOLDINGS LLC	May 11, 2012 11.75% Secured Notes VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 8.75% Second Priority Senior Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 8.75% Second Priority Senior Secured Notes VERSO PAPER HOLDINGS LLC		Dec. 31, 2012 8.75% Second Priority Senior Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2011 8.75% Second Priority Senior Secured Notes VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 Second Priority Senior Secured Floating Rate Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Second Priority Senior Secured Floating Rate Notes VERSO PAPER HOLDINGS LLC	Aug. 31, 2006 Second Priority Senior Secured Floating Rate Notes VERSO PAPER HOLDINGS LLC	May 31, 2012 Second Priority Senior Secured Floating Rate Notes Exchange Offer One VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 11.38% Senior Subordinated Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 11.38% Senior Subordinated Notes VERSO PAPER HOLDINGS LLC	Aug. 31, 2006 11.38% Senior Subordinated Notes VERSO PAPER HOLDINGS LLC	May 31, 2012 11.38% Senior Subordinated Notes Exchange Offer Two VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 Loan from Verso Paper Holdings LLC Verso Paper Finance Holdings LLC	Dec. 31, 2013 Loan from Verso Paper Holdings LLC Verso Paper Finance Holdings LLC	Dec. 31, 2010 Loan from Verso Paper Holdings LLC Verso Paper Finance Holdings LLC	Dec. 31, 2013 Senior Unsecured Term Loan	Jan. 31, 2013 Senior Unsecured Term Loan Verso Paper Finance Holdings LLC	Dec. 31, 2013 11.5% Senior Secured Notes VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Credit facility, borrowing capacity																					$ 150,000,000					$ 50,000,000
Debt issuance costs, deferred																9,300,000																							10,100,000			5,400,000
Credit Facility, outstanding																			60,000,000	0		40,300,000	42,300,000	38,000,000	0		0	0
Credit Facility, remaining borrowing capacity																			32,400,000	90,700,000				12,000,000	50,000,000
Weighted average interest rate															3.46%
Interest rate									6.50%	6.50%							11.38%	11.38%																11.75%	11.75%	[1]				11.75%	11.75%			8.75%	8.75%	[2]							11.38%	11.38%			6.50%	6.50%	6.50%
Maturity date									Dec. 29, 2040	Dec. 29, 2040																								Jan. 15, 2019	Jan. 15, 2019	[1]				Jan. 15, 2019	Jan. 15, 2019			Feb. 01, 2019	Feb. 01, 2019	[2]			Aug. 01, 2014	Aug. 01, 2014			Aug. 01, 2016	Aug. 01, 2016			Dec. 29, 2040	Dec. 29, 2040
Debt instrument, maturity date description																																May 4, 2017, unless, on any of the dates that is 91 days prior to the earliest scheduled maturity of any of the Second Priority Senior Secured Floating Rate Notes due 2014, or the 11.38% Senior Subordinated Notes, an aggregate principal amount in excess of $100.0 million of indebtedness under such existing second-lien notes, or subordinated notes, as applicable, is outstanding, in which case the revolving credit facilities will mature on such earlier date.	May 4, 2017, unless, on any of the dates that is 91 days prior to the earliest scheduled maturity of any of the Second Priority Senior Secured Floating Rate Notes due 2014, or the 11.38% Senior Subordinated Notes, an aggregate principal amount in excess of $100.0 million of indebtedness under such existing second-lien notes, or subordinated notes, as applicable, is outstanding, in which case the revolving credit facilities will mature on such earlier date.	if as of 45 days prior to the maturity dates of our 11.375% Senior Subordinated Notes due 2016, more than $100.0 million of such Senior Subordinated Notes remains outstanding, the notes will mature on that day.	if as of 45 days prior to the maturity dates of our 11.375% Senior Subordinated Notes due 2016, more than $100.0 million of such Senior Subordinated Notes remains outstanding, the notes will mature on that day.
Loan from Verso Paper Holdings LLC											23,305,000	23,305,000	23,305,000	23,305,000
Principal amount of notes repurchased/repaid																																																		236,700,000
Gain (loss) on early extinguishment of debt			0	(8,244,000)	(26,091,000)	0	(8,244,000)	(26,091,000)																							26,300,000																													(2,800,000)		(34,500,000)
Liabilities assumed	85,800,000	85,800,000
Notes, principal amount																																		417,882,000	417,882,000			345,000,000	345,000,000				271,600,000	396,000,000	396,000,000		396,000,000	396,000,000			250,000,000				300,000,000
Cash paid in exchange offer																															22,300,000
Notes issued in exchange offer																																					72,900,000																								85,800,000
Notes retired in exchange offer																														$ 157,500,000																						$ 166,900,000				$ 157,500,000
Reference rate																													LIBOR
Interest rate over the reference rate																													3.75%
Interest rate																																																	3.99%	3.99%
Debt exchange rate	85.00%	85.00%

[1]	Par value of $417,882 on December 31, 2013 and $345,000 on December 31, 2012
[2]	Par value of $396,000 on December 31, 2013 and 2012.